Subsequent events (Details) R in Millions, $ in Millions	Jul. 03, 2025 USD ($)	Jul. 03, 2025 ZAR (R)	Jul. 03, 2025 ZAR (R)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Lease liabilities				$ 76.0	$ 73.0
Right-of-use assets				65.0	$ 68.0
Property in Cape Town, South Africa
Disclosure of non-adjusting events after reporting period [line items]
Lease liabilities				19.5
Right-of-use assets				$ 13.8
Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Sales agreement, purchase of property	$ 21.9		R 390.0
Repayable period	5 years	5 years
Major purchases of assets | FirstRand Bank Limited Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Credit facility	$ 18.0	R 320.0